Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (523,525)	$ (78,163)	¥ (375,076)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	60,154	8,981	21,652
Allowance for credit losses	16,677	2,490	3,054
Inventory write down	7,007	1,046	1,697
Loss on disposal of equipment	1,113	166	13
Share of loss from equity method investee	217	32	143
Share-based compensation	157,290	23,483	168,167
Non-cash operating lease expenses	19,739	2,947	12,756
Derecognition of right of use assets and lease liability	(137)	(20)	0
Changes in operating assets and liabilities:
Inventories	(10,948)	(1,634)	(55,299)
Accounts receivable	(14,420)	(2,153)	(344)
Contract assets	(13,317)	(1,988)	(12,282)
Prepayments and other current assets	25,554	3,815	(22,461)
Amounts due from related parties	0	0	(416)
Other non-current assets	24,187	3,611	0
Accounts payable	3,877	579	9,315
Deferred revenue	20,222	3,019	27,115
Accrued liabilities and other current liabilities	(29,457)	(4,399)	(1,305)
Customer deposits	80	12	(78)
Deferred government grants	0	0	(263)
Operating lease liabilities	(19,584)	(2,924)	(8,531)
Other non-current liabilities	21,637	3,230	0
Net cash used in operating activities	(253,634)	(37,870)	(232,143)
Cash flows from investing activities:
Proceeds from maturity of short-term investments	65,598	9,794	323,335
Proceeds from disposal of equipment	352	53	2,559
Prepayment for property and equipment	(7,901)	(1,180)	0
Purchase of property and equipment	(35,137)	(5,243)	(104,822)
Purchase of intangible assets	(194)	(29)	(320)
Investment in convertible loan	(5,000)	(746)	0
Net cash generated from investing activities	17,718	2,649	220,752
Cash flows from financing activities:
Purchase of equity forward	(66,850)	(9,980)	0
Purchase of treasury shares	(3,258)	(486)	(4,270)
Refund of consideration for Employee Share Incentive Program	(3,385)	(505)	(1,629)
Finance lease payments	0	0	(2,647)
Repayment of long-term borrowings	0		(4,577)
Net cash used in financing activities	(73,493)	(10,971)	(13,123)
Effect of exchange rate on cash, cash equivalents and restricted cash	23,347	3,484	(17,427)
Net decrease in cash, cash equivalents and restricted cash	(286,062)	(42,708)	(41,941)
Cash, cash equivalents and restricted cash at the beginning of period	1,439,112	214,854	1,925,206
Total cash, cash equivalents and restricted cash shown in the condensed consolidated balance sheets	1,153,050	172,146	1,883,265
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in accounts payable	10,462	1,562	3,186
Purchase of property and equipment included in other non-current assets	7,794	1,164	(4,170)
Derecognition of right-of-use asset and lease liability	137	20	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	1,148,597	171,481	1,852,927
Restricted cash	4,453	665	30,338
Total cash, cash equivalents and restricted cash shown in the condensed consolidated balance sheets	¥ 1,153,050	$ 172,146	¥ 1,883,265